N-4	May 30, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	May 30, 2025
Amendment Flag	false
Nationwide Destination Architect 2.0
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II, the value in the Current Expenses cell is deleted and replaced with the following: 0.47%2. Effective May 1, 2025, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the Lincoln Variable Insurance Products Trust - LVIP BlackRock Equity Dividend Fund: Service Class (formerly, Lincoln Variable Insurance Products), the value in the Current Expenses cell is deleted and replaced with the following: 0.95%
Nationwide Destination Architect 2.0 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundStandardClassIIMember
Prospectus:
Current Expenses [Percent]	0.47%
Nationwide Destination Architect 2.0 | LincolnVariableInsuranceProductsTrustLVIPBlackRockEquityDividendFundServiceClassMember
Prospectus:
Current Expenses [Percent]	0.95%